Vessels, net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Vessel Activity	A rollforward of activity within vessels is as follows (in thousands):

Balance at December 31, 2022	$521,331
Transfer to assets held for sale or disposed	(118,636)
Additions and other	13,366
Depreciation	(12,135)
Balance at June 30, 2023	$403,926

Schedule of Vessels Owned	Vessels Owned

Vessel Name	Year Built
Seajacks Scylla	2015
Seajacks Zaratan	2012
Seajacks Leviathan	2009
Seajacks Hydra	2014
Seajacks Kraken	2009